ASSET RETIREMENT OBLIGATION - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation
Asset retirement obligation	$ 130,208	$ 138,049
Total undiscounted liability	$ 348,400	$ 138,000	$ 344,700
Risk free rate for calculating asset retirement obligation (as a percent)	5.35%	5.50%
Inflation rate for calculating asset retirement obligation (as a percent)	0.90%	1.80%